Intangible Assets - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Apr. 06, 2012	Dec. 31, 2014	Mar. 05, 2015	Jan. 27, 2012	Oct. 07, 2014	Feb. 20, 2014
Finite-Lived Intangible Assets [Line Items]
Grant date value		$ 124,200			$ 15,000	$ 67,830
Payment capitalized as intangible asset	1,000,000
Estimated useful life	17 years 8 months 12 days
Useful life lapsed since patent application		2 years 3 months 18 days
Amortization		70,000
Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Warrant Issued To Purchase Common Stock		80,000
Exercise price of warrant		$ 0.75
Milestones payment			75,000
Patents
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	20 years
First Tranche
Finite-Lived Intangible Assets [Line Items]
Warrant Issued To Purchase Common Stock	300,000
Exercise price of warrant	$ 1.50
Grant date value	226,500
Payment capitalized as intangible asset	226,500
Second Tranche
Finite-Lived Intangible Assets [Line Items]
Warrant Issued To Purchase Common Stock	350,000
Exercise price of warrant	$ 1.50
Maximum | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Milestones payment			475,000
Minimum | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Milestones payment			225,000
License Agreement Terms
Finite-Lived Intangible Assets [Line Items]
Percentage of legal fees agreed to be reimbursed				25.00%
Net License fee paid	1,000,000
Licenses Revenue	10,000
Warrant Issued To Purchase Common Stock	1,000,000
License Agreement Terms | Maximum
Finite-Lived Intangible Assets [Line Items]
Legal fees agreed to be reimbursed				100,000
License Agreement Terms | Maximum | Monthly Payment
Finite-Lived Intangible Assets [Line Items]
Legal fees agreed to be reimbursed				4,500